Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (57,420,886)	¥ (394,797,299)	¥ 422,506,242	¥ 230,045,429
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	1,818,281	12,501,586	(36,377,776)	44,026,895
Other comprehensive income (loss)	1,818,281	12,501,586	(36,377,776)	44,026,895
Comprehensive income (loss)	(55,602,605)	(382,295,713)	386,128,466	274,072,324
Less: comprehensive income (loss) attributable to noncontrolling interest	(1,008,604)	(6,934,658)	13,037,401	23,670,962
Comprehensive income (loss) attributable to ordinary shareholders	$ (54,594,001)	¥ (375,361,055)	¥ 373,091,065	¥ 250,401,362